Commitments and Contingencies (Details) € in Millions, $ in Millions					6 Months Ended	12 Months Ended
	Apr. 17, 2020 EUR (€)	Jun. 17, 2019 USD ($)	May 14, 2019 USD ($)	Jul. 14, 2018 USD ($)	Jun. 30, 2021 EUR (€) month claim	Dec. 31, 2015	Dec. 19, 2018 EUR (€)
Tronox Litigation
Loss Contingencies [Line Items]
Gain contingency | $			$ 75
Affirmative defenses and counterclaims value | $		$ 400
Neste Engineering Services Arbitration
Loss Contingencies [Line Items]
Loss contingency accrual | €							€ 14
Calais Pipeline Matter
Loss Contingencies [Line Items]
Number of pending claims | claim					2
Calais Pipeline Matter | The Region Hauts-de-France
Loss Contingencies [Line Items]
Damages sought | €					€ 12
Gasum Arbitration | Skangass Oy (Gasum LNG Oy)
Loss Contingencies [Line Items]
Damages sought | €	€ 27
Tronox Limited
Loss Contingencies [Line Items]
Break fee | $				$ 75
Skangass Oy (Gasum LNG Oy)
Loss Contingencies [Line Items]
Supply agreement original term (years)						10 years
Supply agreement, number of months notice required for termination | month					12